RELATED PARTY TRANSACTIONS - Summary of Common Shares Outstanding and Percentage Control of the Company (Detail) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of Shares		83,184,843	39,907,681
Percentage of ownership		100.00%	100.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Number of Shares		60,007	60,168
Percentage of ownership		0.08%	0.15%
Key management personnel of entity or parent [member] | David McNally [member]
Disclosure of transactions between related parties [line items]
Number of Shares		4,167	4,167
Percentage of ownership		0.01%	0.01%
Key management personnel of entity or parent [member] | Monique Delorme [Member]
Disclosure of transactions between related parties [line items]
Number of Shares	[1]	32,333
Percentage of ownership	[1]	0.04%
Key management personnel of entity or parent [member] | Perry Genova [Member]
Disclosure of transactions between related parties [line items]
Number of Shares		514
Percentage of ownership		0.00%
Key management personnel of entity or parent [member] | Stephen Randall [member]
Disclosure of transactions between related parties [line items]
Number of Shares	[2]	22,993	22,993
Percentage of ownership	[2]	0.03%	0.06%
Key management personnel of entity or parent [member] | John Barker [member]
Disclosure of transactions between related parties [line items]
Number of Shares	[3]		32,714
Percentage of ownership	[3]		0.08%
Key management personnel of entity or parent [member] | John Schellhorn [member]
Disclosure of transactions between related parties [line items]
Number of Shares	[4]		294
Percentage of ownership	[4]

[1]	Monique Delorme was appointed Chief Financial Officer on October 1, 2020.
[2]	Stephen Randall retired as Chief Financial Officer on September 30, 2020. He remains on the board of directors.
[3]	John Barker retired as directors effective September 30, 2020.
[4]	John Schellhorn retired as a director effective June 4, 2020.